UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2010

Date of reporting period:  February 28, 2010

Item 1. Schedule of Investments.

Harness Absolute Return Fund
Schedule of Investments (Unaudited)
February 28, 2010

	Principal
	Amount	Value
U.S.GOVERNMENT BONDS - 17.12%
U.S. Treasury Inflation Indexed Bond
1.875%, 07/15/2015	$555,110	$591,539
TOTAL U.S. GOVERNMENT BONDS (Cost $593,542)		591,539

	Shares	Value
EXCHANGE TRADED FUNDS - 12.62%
CurrencyShares Australian Dollar Trust	300	26,949
CurrencyShares Canadian Dollar Trust (a)	300	28,410
iShares Barclays Tips U.S. Government Bond Fund	3,000	311,730
iShares Silver Trust (a)	4,300	69,101
TOTAL EXCHANGE TRADED FUNDS (Cost $448,797)		436,190

EXCHANGE TRADED NOTES - 10.46%
iPath Dow Jones-UBS Grains Subindex Total Return (a)	8,200	303,728
iPath Dow Jones-UBS Precious Metals Subindex Total Return (a)	1,000	57,670
TOTAL EXCHANGE TRADED NOTES (Cost $363,736)		361,398

	Contracts	Value
PURCHASED OPTIONS - 2.79%
BP Currency Future - June 2010
Expiration: June, 2010, Exercise Price: $156.00	2	7,500
iShares Silver Trust
Expiration: April, 2010, Exercise Price: $20.00	100	600
Expiration: January, 2011, Exercise Price: $22.00	100	7,550
Expiration: January, 2011, Exercise Price: $27.00	300	10,500
iShares Dow Jones US Oil & Gas Ex Index
Expiration: March, 2010, Exercise Price: $50.00	100	4,500
Market Vectors - Gold Miners ETF
Expiration: June, 2010, Exercise Price: $40.00	100	21,800
PowerShares DB US Dollar Index Bearish Fund
Expiration: March, 2010, Exercise Price: $28.00	100	13,500
Financial Select Sector SPDR Fund
Expiration: March, 2010, Exercise Price: $13.00	400	1,600
Expiration: June, 2010, Exercise Price: $11.00	200	2,200
Consumer Discretionary Select Sector SPDR Fund
Expiration: June, 2010, Exercise Price: $28.00	30	1,800
SPDR S&P 500 ETF Trust
Expiration: June, 2010, Exercise Price: $80.00	85	3,060
United States Oil Fund LP
Expiration: March, 2010, Exercise Price: $47.00	100	200
Expiration: July, 2010, Exercise Price: $37.00	100	21,500
TOTAL PURCHASED OPTIONS (Cost $144,350)		96,310
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 55.47%
Money Market Funds - 26.53%
AIM Liquid Assets Portfolio	$305,594	305,594
Fidelity Institutional Government Portfolio	305,567	305,567
First American Government Obligations Fund	305,594	305,594
		916,755
U.S. Treasury Bills - 28.94%
U.S. Treasury Bill
0.082%, 04/29/2010	1,000,000	999,849
TOTAL SHORT-TERM INVESTMENTS (Cost $1,916,620)		1,916,604

Total Investments (Cost $3,467,045) - 98.46%		3,402,041
Other Assets in Excess of Liabilities - 1.54%		53,211
TOTAL NET ASSETS - 100.00%		$3,455,252

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows*:

Cost of investments		$3,467,045
Gross unrealized appreciation		10,166
Gross unrealized depreciation		(76,363)
Net unrealized depreciation		$(66,197)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated November
30, 2010.

Summary of Fair Value Exposure at February 28, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Finance and Insurance	$ 797,588	$ -	$ -	$ 797,588
U.S. Government Bonds		591,539	-	591,539
Total Equity	797,588	591,539	-	1,389,127

Derivative
Purchased Options	96,310	-	-	96,310
Total Derivative	96,310	-	-	96,310

Short-Term Investments	916,755	999,849	-	1,916,604

Total Investments in Securities	$ 1,810,653	$ 1,591,388	$ -	$ 3,402,041

Other Financial Instruments*	$ (1,193)	$ -	$ -	$ (1,193)
* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures and written options which are valued at the unrealized appreciation / depreciation on the instrument.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of February 28, 2010 was as follows:

Derivatives not accounted for
as hedging instruments
under statement 133	Fair Value
Purchased Options	$ 96,310
Written Options	9,300
Future Contracts	472,245
Total	$ 577,855

The Effect of Derivative Instruments on income for the period December 31, 2009 through February 28, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Period December 31,
Derivatives not accounted for	2009
as hedging instruments	through
under statement 133	February 28, 2010
Purchased Options	$ 36,211
Future Contracts	(830)
Total	$ 35,381

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Period December 31,
Derivatives not accounted for	2009
as hedging instruments	through
under statement 133	February 28, 2010
Purchased Options	$ (48,040)
Written Options	(1,220)
Future Contracts	27
Total	$ (49,233)

Harness Absolute Return Fund
Schedule of Options Written (Unaudited)
February 28, 2010

		Contracts		Value
CALL OPTIONS

United States Oil Fund LP
Expiration: July, 2010, Exercise Price: $45.00		100		$9,300
Total Call Options Written (Premiums received $8,080)				$9,300

Harness Absolute Return Fund
Schedule of Open Futures Contracts
February 28, 2010 (Unaudited)
	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation
Description	Sold	Value	Month	Depreciation
Copper	1	82,288	Jun. 2010	(4,440)
Euro FX Currency	1	170,237	Jun. 2010	3,547
S&P 500 E-mini	4	219,720	Jun. 2010	920
Total Futures Contracts Sold		$ 472,245		$ 27

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date    April 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date    April 14, 2010

By     /s/ John Buckel
John Buckel, Treasurer

Date  April 14, 2010